UNIT-BASED AND NONCASH COMPENSATION - SMLP Long-Term Incentive Plan (Details) - SMLP LTIP - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Phantom and Restricted Units
Phantom and Restricted Unit Activity
Nonvested units, beginning of period (in shares)			283,682
Unit vested (in shares)			(61,917)
Weighted-average grant date fair value
Nonvested, Weighted-average grant date fair value, beginning (in dollars per unit)			$ 23.41
Units vested, Weighted-average grant date fair value (in dollars per unit)			$ 25.33
Phantom Units
Phantom and Restricted Unit Activity
Nonvested units, beginning of period (in shares)	379,911	336,202
Units granted (in shares)	495,535	289,735	136,867
Unit vested (in shares)	(178,953)	(229,497)
Units forfeited (in shares)	(4,538)	(16,529)	(22,430)
Nonvested units, end of period (in shares)	691,955	379,911	336,202
Weighted-average grant date fair value
Nonvested, Weighted-average grant date fair value, beginning (in dollars per unit)	$ 31.13	$ 30.61
Units granted, Weighted-average grant date fair value (in dollars per unit)	14.91	29.21	$ 42.32
Units vested, Weighted-average grant date fair value (in dollars per unit)	33.80	27.66
Units forfeited, Weighted-average grant date fair value (in dollars per unit)	16.89	35.09	25.56
Nonvested, Weighted-average grant date fair value, ending (in dollars per unit)	$ 19.59	$ 31.13	$ 30.61